Equity offerings and drilling unit sale transactions with Seadrill Partners - Sale of Seadrill Partners Equity (Details) - Seadrill Partners LLC - USD ($) $ / shares in Units, $ in Millions					1 Months Ended
	Dec. 13, 2013	Oct. 18, 2013	Oct. 24, 2012	Oct. 24, 2012	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2014
Subsidiary, Sale of Stock [Line Items]
Common unit price representing liability entity's interests (in USD per share)	$ 29.5	$ 32.29	$ 22.00	$ 22.00
Gross proceeds from completion of IPO	$ 380	$ 0	$ 221	$ 221
Net proceeds from public	$ 365	$ 0	$ 203	$ 203
Noncontrolling interest ownership percentage	62.35%	77.47%	75.67%	75.67%		77.47%	62.35%
Stock Issued to Public
Subsidiary, Sale of Stock [Line Items]
Number of common units issued (in shares)	12,880,000	0		10,062,500	12,880,000
Stock Issued to Reporting Entity
Subsidiary, Sale of Stock [Line Items]
Number of common units issued (in shares)	3,394,916	3,310,622		14,752,525	3,394,916	3,310,622